Other Insurance Liabilities and Separate Accounts - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reduction to accumulated other comprehensive income (loss)	$ 1,264	$ (334)
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2018-12
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Liability for future policy benefits			$ 986
Reduction to accumulated other comprehensive income (loss), before tax			986
Liability for future policy benefits, after tax			766
Reduction to accumulated other comprehensive income (loss)			$ 766